Convertible Note Payable - Related Party	12 Months Ended
Jun. 30, 2023
Convertible Note Payable - Related Party [Abstract]
Convertible note payable - related party

Note 5 – Convertible note payable – related party

As of June 30, 2021, the Company issued a convertible note to Mr. Yat-Gai Au as a conversion of his shareholder loan in the principal amount of $3,250,000, automatically convertible into Ordinary Shares upon the completion of the IPO of the Company at the same price as the offering price of $9.50 per Ordinary Shares to be issued in the IPO. The note does not carry any interest. The note, if not automatically converted, will mature and become payable twelve months after the issuance date of the note. As the conversion price was equal to the fair value of the common shares on the date of the IPO, there was no beneficial conversion feature. As of June 30, 2021, the principal balance was $3,250,000.

On July 20, 2021, the note was automatically converted into 342,105 Ordinary Shares at a price of $9.50 per share. As of June 30, 2023 and 2022, the principal balance was nil and no outstanding balance.